Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Total investments
Total investments at December 31, 2014 and 2013 were as follows:

	2014			2013
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$2,463.8	$18,977.9	$21,441.7	$1,977.4	$17,753.0	$19,730.4
Mortgage loans	124.2	1,438.0	1,562.2	84.9	1,464.7	1,549.6
Other investments	7.2	1,778.0	1,785.2	1.5	1,717.3	1,718.8
Total investments	$2,595.2	$22,193.9	$24,789.1	$2,063.8	$20,935.0	$22,998.8

Debt and Equity Available-for-sale Securities
Debt and equity securities available for sale at December 31, 2014 and 2013 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2014
Debt securities:
U.S. government securities	$1,301.2	$96.3	$(.6)		$1,396.9
States, municipalities and political subdivisions	4,540.0	277.2	(7.8)		4,809.4
U.S. corporate securities	8,033.2	606.8	(33.6)		8,606.4
Foreign securities	3,343.6	267.0	(18.3)		3,592.3
Residential mortgage-backed securities	902.7	28.9	(3.9)		927.7
Commercial mortgage-backed securities	1,324.6	52.8	(1.6)	(1)	1,375.8
Other asset-backed securities	644.7	5.8	(6.5)	(1)	644.0
Redeemable preferred securities	56.8	12.5	—		69.3
Total debt securities	20,146.8	1,347.3	(72.3)		21,421.8
Equity securities	23.3	.4	(3.8)		19.9
Total debt and equity securities (2)	$20,170.1	$1,347.7	$(76.1)		$21,441.7
December 31, 2013
Debt securities:
U.S. government securities	$1,396.8	$68.7	$(3.0)		$1,462.5
States, municipalities and political subdivisions	4,118.5	126.6	(82.8)		4,162.3
U.S. corporate securities	7,559.0	493.7	(110.1)		7,942.6
Foreign securities	3,209.6	198.9	(53.0)		3,355.5
Residential mortgage-backed securities	928.4	16.9	(21.1)		924.2
Commercial mortgage-backed securities	1,323.5	88.2	(4.7)	(1)	1,407.0
Other asset-backed securities	343.4	8.3	(2.1)	(1)	349.6
Redeemable preferred securities	56.8	8.6	—		65.4
Total debt securities	18,936.0	1,009.9	(276.8)		19,669.1
Equity securities	38.5	26.5	(3.7)		61.3
Total debt and equity securities (2)	$18,974.5	$1,036.4	$(280.5)		$19,730.4

(1)
At December 31, 2014 and 2013, we held securities for which we previously recognized $18.6 million and $22.8 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2014 and 2013 of $3.6 million and $6.6 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 135 for additional information on our accounting for discontinued products).  At December 31, 2014, debt and equity securities with a fair value of approximately $3.6 billion, gross unrealized capital gains of $391.3 million and gross unrealized capital losses of $16.7 million and, at December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2014 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$1,163.4
One year through five years	5,551.6
After five years through ten years	5,754.8
Greater than ten years	6,004.5
Residential mortgage-backed securities	927.7
Commercial mortgage-backed securities	1,375.8
Other asset-backed securities	644.0
Total	$21,421.8

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2014 and 2013 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2014
Debt securities:
U.S. government securities	$20.6	$.1	$19.8	$.5	$40.4	$.6
States, municipalities and political subdivisions	457.4	2.2	347.4	5.6	804.8	7.8
U.S. corporate securities	1,074.1	19.9	515.2	13.7	1,589.3	33.6
Foreign securities	540.0	12.8	148.0	5.5	688.0	18.3
Residential mortgage-backed securities	3.9	.1	166.9	3.8	170.8	3.9
Commercial mortgage-backed securities	181.5	.7	69.0	.9	250.5	1.6
Other asset-backed securities	373.1	6.1	21.3	.4	394.4	6.5
Redeemable preferred securities	3.0	—	—	—	3.0	—
Total debt securities	2,653.6	41.9	1,287.6	30.4	3,941.2	72.3
Equity securities	8.0	—	1.4	3.8	9.4	3.8
Total debt and equity securities (1)	$2,661.6	$41.9	$1,289.0	$34.2	$3,950.6	$76.1
December 31, 2013
Debt securities:
U.S. government securities	$555.9	$2.7	$13.4	$.3	$569.3	$3.0
States, municipalities and political subdivisions	1,779.9	73.1	132.4	9.7	1,912.3	82.8
U.S. corporate securities	2,196.8	88.0	170.0	22.1	2,366.8	110.1
Foreign securities	875.2	43.5	90.9	9.5	966.1	53.0
Residential mortgage-backed securities	541.1	17.3	35.0	3.8	576.1	21.1
Commercial mortgage-backed securities	162.4	4.2	25.0	.5	187.4	4.7
Other asset-backed securities	87.8	1.9	7.7	.2	95.5	2.1
Redeemable preferred securities	4.4	—	—	—	4.4	—
Total debt securities	6,203.5	230.7	474.4	46.1	6,677.9	276.8
Equity securities	—	—	16.2	3.7	16.2	3.7
Total debt and equity securities (1)	$6,203.5	$230.7	$490.6	$49.8	$6,694.1	$280.5

(1)
At December 31, 2014 and 2013, debt and equity securities in an unrealized capital loss position of $16.7 million and $60.3 million, respectively, and with related fair value of $402.7 million and $1.0 billion, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2014 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$69.5	$.3	$69.5	$.3
One year through five years	50.4	.4	1,055.5	9.5	1,105.9	9.9
After five years through ten years	182.7	5.2	1,150.2	23.5	1,332.9	28.7
Greater than ten years	152.8	7.2	464.4	14.2	617.2	21.4
Residential mortgage-backed securities	—	—	170.8	3.9	170.8	3.9
Commercial mortgage-backed securities	15.4	—	235.1	1.6	250.5	1.6
Other asset-backed securities	—	—	394.4	6.5	394.4	6.5
Total	$401.3	$12.8	$3,539.9	$59.5	$3,941.2	$72.3

Net realized capital gains (losses)
Net realized capital gains (losses) for the three years ended December 31, 2014, 2013 and 2012, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2014	2013	2012
OTTI losses on debt securities	$(4.6)	$(36.6)	$(10.9)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	—	.1
Net OTTI losses on debt securities recognized in earnings	(4.6)	(36.6)	(10.8)
Net realized capital gains, excluding OTTI losses on debt securities	85.0	27.8	119.5
Net realized capital gains (losses)	$80.4	$(8.8)	$108.7

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2014, 2013 and 2012 were as follows:

(Millions)	2014	2013	2012
Proceeds on sales	$4,727.7	$6,524.8	$5,819.2
Gross realized capital gains	91.1	113.9	171.7
Gross realized capital losses	35.5	100.0	17.4

Activity in mortgage loan portfolio	During 2014 and 2013 we had the following activity in our mortgage loan portfolio:

(Millions)	2014	2013
New mortgage loans	$217.0	$195.0
Mortgage loans fully-repaid	133.7	222.0
Mortgage loans foreclosed	—	8.5

Mortgage loan internal credit rating
Based upon our most recent assessments at December 31, 2014 and 2013, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2014	2013
1	$59.7	$69.2
2 to 4	1,443.4	1,399.6
5	18.6	30.6
6 and 7	40.5	50.2
Total	$1,562.2	$1,549.6

Future Mortgage Loan Payments	At December 31, 2014 scheduled mortgage loan principal repayments were as follows:

(Millions)
2015	$127.6
2016	188.3
2017	220.5
2018	171.2
2019	100.3
Thereafter	763.0

Sources of net investment income
Sources of net investment income for 2014, 2013 and 2012 were as follows:

(Millions)	2014	2013	2012
Debt securities	$800.8	$768.5	$763.7
Mortgage loans	108.2	99.4	122.4
Other investments	76.4	86.1	70.7
Gross investment income	985.4	954.0	956.8
Investment expenses	(39.5)	(37.7)	(34.6)
Net investment income (1)	$945.9	$916.3	$922.2

(1)
Net investment income includes $289.1 million, $293.5 million and $324.2 million for 2014, 2013 and 2012, respectively, related to investments supporting our experience-rated and discontinued products.